Bank Loans (Details) - Schedule of bank loans - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of bank loans [Abstract]
Mortgage loan	$ 4,987,904	$ 5,064,142	$ 5,098,796
Line of revolving loan	6,302,884	6,322,417	4,558,749
Short-term bank loans			1,195,297
Total bank loans		11,386,559	10,852,842
Less: Total bank loans – discontinued operations			(1,195,297)
Total bank loans – continuing operations	11,290,788	11,386,559	9,657,545
Reclassifying as:
Current portion	6,426,211	6,446,139	4,676,184
Long-term portion (more than 12 months)	4,864,577	4,940,420	4,981,361
Total bank loans	$ 11,290,788	$ 11,386,559	$ 9,657,545